Basis of Presentation and Material Accounting Policy Information - Schedule of Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2024
Leased premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation Method	Straight-line
Leased premises [Member] | Minimum [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation period	4 years
Leased premises [Member] | Maximum [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation period	10 years
Vehicles and other [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation Method	Straight-line
Vehicles and other [Member] | Minimum [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation period	3 years
Vehicles and other [Member] | Maximum [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation period	5 years
BVVE [Member]
Schedule of Right-of-Use Assets [Line Items]
Depreciation Method	Straight-line
Depreciation period	3 years